Definite Lived Long-Lived Assets - Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Product Rights [Line Items]
Gross Carrying Value	$ 582.5	$ 588.2	$ 429.5
Accumulated Amortization	(201.1)	(170.5)	(142.8)
Net Carrying Value	381.4	417.7	286.7
Core technology
Product Rights [Line Items]
Gross Carrying Value	144.7	145.0	153.1
Accumulated Amortization	(42.9)	(37.5)	(32.3)
Net Carrying Value	101.8	107.5	120.8
Customer relationships
Product Rights [Line Items]
Gross Carrying Value	212.2	215.6	39.9
Accumulated Amortization	(45.3)	(33.4)	(26.7)
Net Carrying Value	166.9	182.2	13.2
Product relationships
Product Rights [Line Items]
Gross Carrying Value	225.6	227.6	236.5
Accumulated Amortization	(112.9)	(99.6)	(83.8)
Net Carrying Value	$ 112.7	$ 128.0	$ 152.7